SHARE-BASED COMPENSATION - Summary of Assumptions Used to Estimate Fair Values of Stock Options (Detail)		12 Months Ended
	May 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
2011 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield		3.10%	2.75%	2.04%
Expected stock price volatility		43.50%	41.81%	40.17%
Risk-free interest rate		0.43%	2.34%	2.62%
Expected term (years)		5 years 7 months 6 days	5 years 7 months 6 days	5 years 6 months 21 days
MRP Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield				0.00%
Expected stock price volatility				45.00%
Risk-free interest rate				5.69%
Expected term (years)				5 years 7 months 6 days
MRP SIP Retirement Arrangement {Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield	0.00%
Expected stock price volatility	45.00%
Risk-free interest rate	5.81%
Expected term (years)	5 years 8 months 12 days
Melco International Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield			0.40%
Expected stock price volatility			43.33%
Risk-free interest rate			1.17%
Expected term (years)			4 years 10 months 24 days